As filed with the Securities and Exchange Commission on January 31, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file numbers:033-00499 and 811-04417

                           California Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

          44 Montgomery St. Suite 2100, San Francisco, California 94104
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)
                                 Steve C. Rogers
          44 Montgomery St. Suite 2100, San Francisco, California 94104
                     ---------------------------------------
                     (Name and address of agent for service)


                                  (415)398-2727
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:  August 31
                          ---------------

Date of reporting period:  November 30, 2004
                           -----------------

Item 1. Schedule of Investments.

CALIFORNIA INVESTMENT TRUST

QUARTERLY PORTFOLIO OF INVESTMENTS
NOVEMBER 30,2004

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/04 (UNAUDITED)                                                                            Percent of
VARIABLE RATE DEMAND NOTES**                                                 Par Value   Rate    Maturity       Value     Net Assets
ABAG FINANCIAL AUTHORITY FOR NON-PROFIT
CORPS                                     Revenue Bonds                   $  1,500,000  1.66%   12/2/2004   $  1,500,000
                                          Power Supply Revenue Bonds;
CALIFORNIA DEPARTMENT OF WATER RESOURCES  Series 2002B6                      1,900,000  1.64%   12/1/2004      1,900,000
                                          Power Supply Revenue Bonds;
CALIFORNIA DEPARTMENT OF WATER RESOURCES  Series B4                          1,700,000  1.63%   12/1/2004      1,700,000
                                          Power Supply Revenue Bonds;
CALIFORNIA DEPARTMENT OF WATER RESOURCES  Series B5                            300,000  1.62%   12/1/2004        300,000
CALIFORNIA HEALTH FACILITIES FINANCING
AUTHORITY                                 Scripps Hospital; Series B         2,000,000  1.59%   12/1/2004      2,000,000
CALIFORNIA HEALTH FACILITIES FINANCING
AUTHORITY                                 Sutter Hospital; Series B          1,475,000  1.63%   12/1/2004      1,475,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC
DEVELOPMENT BANK                          Rand Corportation; Series B          850,000  1.63%   12/1/2004        850,000
CALIFORNIA POLLUTION CONTROL FINANCING
AUTHORITY                                 ExxonMobil; Series 2000              300,000  1.47%   12/1/2004        300,000
California State Economic Recovery        Revenue Bonds; Series 2004C        2,200,000  1.63%   12/1/2004      2,200,000
                                          Gemological Institute of
CALIFORNIA STATEWIDE COMMUNITIES          America; Special Tax; Series
DEVELOPMENT AUTHORITY                     2001                               1,800,000  1.65%   12/2/2004      1,800,000
CALIFORNIA STATEWIDE COMMUNITIES          Sutter Health Variable Rate
DEVELOPMENT AUTHORITY                     Bonds                              2,300,000  1.64%   12/1/2004      2,300,000
                                          General Obligation Bonds;
CALIFORNIA, STATE OF                      Series 2003C-1                     2,000,000  1.68%   12/2/2004      2,000,000
                                          Inland Empire Utilities
CHINO BASIN REGIONAL FINANCING AUTHORITY  Agency; Series 2002A               2,000,000  1.62%   12/1/2004      2,000,000
                                          Certificates of Participation;
Eastern Municipal Water District          Series B                           1,500,000  1.62%   12/2/2004      1,500,000
                                          Certificates of Participation;
Elsinore Valley Municipal Water District  Series A                           2,000,000  1.63%   12/1/2004      2,000,000
                                          General Obligation;
IRVINE RANCH WATER DISTRICT               Consolidated Series 1991             700,000  1.64%   12/1/2004        700,000
                                          General Obligation;
IRVINE RANCH WATER DISTRICT               Consolidated Series 1993             800,000  1.64%   12/1/2004        800,000
                                          Special Assessment,
IRVINE RANCH WATER DISTRICT               Consolidated; Series 1985            800,000  1.64%   12/1/2004        800,000
                                          Waterworks Bonds; 1988 Series
IRVINE RANCH WATER DISTRICT               A, District 182                      600,000  1.62%   12/1/2004        600,000
                                          Community Facilities District
Irvine Unified School District            No. 01-01; Series 2003               500,000  1.63%   12/1/2004        500,000
IRVINE, CITY OF                           Assessment District 87-8             500,000  1.64%   12/1/2004        500,000
IRVINE, CITY OF                           Assessment District 89-10            855,000  1.65%   12/1/2004        855,000
IRVINE, CITY OF                           Assessment District 94-13          1,500,000  1.64%   12/1/2004      1,500,000
IRVINE, CITY OF                           Assessment District 94-15            600,000  1.63%   12/1/2004        600,000
                                          Certificates of Participation;
KERN, COUNTY OF                           1986 Series C                      1,000,000  1.63%   12/1/2004      1,000,000
                                          Tax revenue Refunding Bonds;
KERN, COUNTY OF                           1993 Series A                      2,000,000  1.62%   12/2/2004      2,000,000
LOS ANGELES COUNTY TRANSPORTATION         Sales Tax Revenue Refunding
COMMISSION                                Bonds, 1992; Series A              2,000,000  1.62%   12/1/2004      2,000,000
LOS ANGELES DEPARTMENT OF WATER AND       Power System Revenue Bonds;
POWER                                     Series A-3                         2,000,000  1.64%   12/2/2004      2,000,000
LOS ANGELES DEPARTMENT OF WATER AND       Water System Revenue Bonds;
POWER                                     2001 Series B-2                    1,200,000  1.63%   12/1/2004      1,200,000
                                          Pension Obligation Refunding
LOS ANGELES, COUNTY OF                    Bonds                              2,000,000  1.62%   12/1/2004      2,000,000
Los Angeles, County of                    Rowland Heights Preservation       1,400,000  1.71%   12/1/2004      1,400,000
METROPOLITAN WATER DISTRICT OF SOUTHERN   Water Revenue Bonds, Series
CALIFORNIA                                2000 B-1                           1,300,000  1.63%   12/1/2004      1,300,000
METROPOLITAN WATER DISTRICT OF SOUTHERN   Water Revenue Refunding Bonds;
CALIFORNIA                                1996 Series A                      1,885,000  1.62%   12/2/2004      1,885,000
                                          Hoag Memorial Hospital
                                          Presbyterian, Series 1996
NEWPORT BEACH                             Series B                           1,200,000  1.64%   12/1/2004      1,200,000
                                          Hoag Memorial Hospital
NEWPORT BEACH                             Presbyterian; Series 1992            600,000  1.66%   12/1/2004        600,000
                                          Hoag Memorial Hospital
                                          Presbyterian; Series 1996
NEWPORT BEACH                             Series A                             700,000  1.64%   12/1/2004        700,000
                                          Hoag Memorial Hospital
NEWPORT BEACH, CITY OF                    Presbyterian; Series C               400,000  1.64%   12/1/2004        400,000
                                          Revenue Bonds, Village Niguel,
ORANGE COUNTY HOUSING AUTHORITY           Issue AA of 1985                   1,900,000  1.66%   12/1/2004      1,900,000
                                          Certificates of Participation;
ORANGE COUNTY SANITATION DISTRICT         Series 2000                        1,290,000  1.64%   12/1/2004      1,290,000
                                          Certificates of Participation;
ORANGE COUNTY SANITATION DISTRICT         Series 2000-A                        900,000  1.64%   12/1/2004        900,000
                                          Refunding Certificates of
ORANGE COUNTY SANITATION DISTRICT         Participation; Series 1993         1,650,000  1.64%   12/1/2004      1,650,000
                                          Certificates of Participation;
Orange County Water District              Series A                           2,000,000  1.62%   12/1/2004      2,000,000
                                          Revenue Bonds, Niguel Summit
ORANGE, COUNTY OF                         II, Issue U of 1985                1,900,000  1.57%   12/7/2004      1,900,000
                                          First Nationwide Savings
RIVERSIDE, CITY OF                        Program, 1985 Issue G              1,500,000  1.63%   12/1/2004      1,500,000
                                          Community Facilities District
RIVERSIDE, COUNTY OF                      89-5, Special Tax                  2,000,000  1.63%   12/1/2004      2,000,000
                                          Medical Center Financing
SAN BERNARDINO, COUNTY OF                 Project; Series 1998               1,000,000  1.63%   12/1/2004      1,000,000
                                          Moscone Center Expansion
SAN FRANCISCO CITY & COUNTY FINANCE CORP  Project; Series 2000-3             1,900,000  1.64%   12/2/2004      1,900,000
                                          Harbor Pointe Apartments; 1995
SANTA ANA HOUSING AUTHORITY               Series A                           1,720,000  1.65%   12/2/2004      1,720,000
Santa Clara County Financing Authority    Lease Revenue                      2,000,000  1.65%   12/1/2004      2,000,000
                                          Reassessment District No.
TUSTIN, CITY OF                           95-2; Series A                       800,000  1.63%   12/1/2004        800,000
WILLIAM S. HART UNION HIGH SCHOOL         School Facility Bridge Funding
DISTRICT                                  Program                            2,000,000  1.62%   12/2/2004      2,000,000
                                                                                                         ---------------
                                                                                                              70,925,000   83.30%
                                                                                                         ---------------
COMMERCIAL PAPER
California Educational Facilities
Authority                                 USC Revenue Bonds; Series 2003C    2,000,000  1.01%   3/18/2005      2,000,000
California Infrastruture & Economic
Devolopment Bank                          J Paul Getty Trust; Series B       1,500,000  1.17%    2/1/2005      1,500,000
East Bay Municipal Utility District       Certificates of Participation      2,000,000  1.70%   12/8/2004      2,000,000
                                          Tax and Revenue Anticipation
Los Angeles, County of                    Notes; Series A                    2,000,000  3.00%   6/30/2005      2,015,929
San Diego County School District          General Obligations; Series A      2,000,000  3.25%   7/25/2005      2,021,125
Santa Barbara County School Financing     Tax and Revenue Anticipation
Authority                                 Notes                              1,500,000  3.00%   6/30/2005      1,511,773
                                          Tax and Revenue Anticipation
Santa Barbara, County of                  Notes; Series A                    1,000,000  3.00%   7/26/2005      1,009,200
University of California Board of         Commerical Paper Notes; Series
Regents                                   A                                  2,000,000  1.77%    1/4/2005      2,000,000
                                                                                                         ---------------
                                                                                                              14,058,028   16.51%
                                                                                                         ---------------
TOTAL INVESTMENTS (COST $84,983,028) (a)                                                                      84,983,028   99.82%
                                                                                                         ---------------
OTHER NET ASSETS                                                                                                 157,385    0.18%
                                                                                                         ---------------
NET ASSETS                                                                                                    85,140,413  100.00%
                                                                                                         ---------------

**    Stated maturity reflects next reset date

(a)   Aggregate cost is $84,983,028

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CALIFORNIA INSURED INTERMEDIATE FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/04 (UNAUDITED)                                                                            Percent of
LONG TERM SECURITIES                                                         Par Value  Rate     Maturity       Value     Net Assets
                                          Convention Center Project;
ANAHEIM PUBLIC FINANCING AUTHORITY        Series A                         $   500,000  5.25%    8/1/2013    $   552,980
                                          Lease Revenue Refunding;
BEVERLY HILL PUBLIC FINANCING AUTHORITY   Series A                             500,000  5.25%    6/1/2013        557,755
CALIFORNIA EDUCATIONAL FACILITIES         University of San Francisco
AUTHORITY                                 Revenue Bonds; Series 1996           500,000  5.60%   10/1/2010        565,100
California State Economic Recovery        General Obligation; Series A         600,000  5.00%    7/1/2011        662,538
                                          CA State Prison--Lassen
CALIFORNIA STATE PUBLIC WORKS BOARD       County; 2001 Series A                400,000  5.25%    6/1/2011        445,860
                                          Lease Revenue Refunding Bonds;
CALIFORNIA STATE PUBLIC WORKS BOARD       2001 Series A                        500,000  5.25%    6/1/2012        557,930
CALIFORNIA, STATE OF                      General Obligation Bonds             600,000  5.75%   12/1/2010        685,068
                                          General Obligation Bonds;
CAMPBELL  UNION HIGH SCHOOL DISTRICT      Series 2000                          425,000  5.25%    8/1/2009        471,440
                                          Water System Improvement
CASTAIC LAKE WATER AGENCY                 Projects; Series 1994A               300,000  7.25%    8/1/2009        356,517
                                          Water System Improvement
CASTAIC LAKE WATER AGENCY                 Projects; Series 2001A               500,000  6.00%    8/1/2012        573,280
CENTRAL VALLEY SCHOOL DISTRICTS           General Obligation Refi.
FINANCING AUTHORITY                       Bonds; Series A                      400,000  6.15%    2/1/2009        453,448
                                          General Obligation Bonds;
CHAFFEY UNION HIGH SCHOOL DISTRICT        Series C                             500,000  5.00%    5/1/2012        551,025
                                          General Obligation Refunding
CHICO UNIFIED SCHOOL DISTRICT             Bonds                                400,000  8.50%    8/1/2007        463,192
                                          Water Revenue Refunding Bonds;
CONTRA COSTA WATER DISTRICT               Series K                             400,000  5.00%   10/1/2009        440,288
                                          Certificates of Participation;
DESERT SANDS UNIFIED SCHOOL DISTRICT      Series 1995                          500,000  5.30%    3/1/2007        514,165
                                          Certificates of Participation;
EASTERN MUNICIPAL WATER DISTRICT          Series A                             550,000  5.25%    7/1/2012        607,866
FOOTHILL-DE ANZA COMMUNITY COLLEGE        General Obligation Refunding
DISTRICT                                  Bonds 2002                           500,000  5.50%    8/1/2012        568,600
                                          Water System Revenue Refuding;
FRESNO, CITY OF                           Series A                             500,000  6.00%    6/1/2011        579,760
                                          Certificates of Participation;
IMPERIAL IRRIGATION DISTRICT              1997 Capital Projects                600,000  5.20%   11/1/2009        664,080
                                          2002 Tax Allocation; Refunding
Industry City Urban Development Agency    , Project 1                          300,000  5.38%    5/1/2012        320,913
LOS ANGELES COUNTY METROPOLITAN           Sales Tax Revenue Bonds;
TRANSPORTATION AUTHORITY                  Series A                             500,000  5.50%    7/1/2008        552,040
LOS ANGELES DEPARTMENT OF WATER AND       Power Project Revenue Bond;
POWER                                     2001 Series A                        500,000  5.25%    7/1/2014        551,055
                                          General Obligation Bonds; 1997
LOS ANGELES UNIFIED SCHOOL DISTRICT       Series A                             400,000  6.00%    7/1/2007        437,364
                                          Sanitation Equipment Charge
LOS ANGELES, CITY OF                      Revenue Bonds; Series 2001-A         500,000  5.00%    2/1/2008        540,225
                                          Pension Obligation
LOS ANGELES, COUNTY OF                    Certificates; Series A               400,000  6.90%   6/30/2008        459,200
MONTEREY, COUNTY OF                       Certificates of Participation        600,000  5.25%    8/1/2014        661,758
NORTH ORANGE COUNTY COMMUNITY COLLEGE     General Obligation Bonds; 2002
DISTRICT                                  Series A                             500,000  5.00%    8/1/2012        552,235
NORWALK COMMUNITY FACILITIES FINANCING    City Hall Lease Revenue
AUTHORITY                                 Refunding Bonds; 1999                200,000  5.00%    2/1/2009        217,820
                                          General Obligation, Refunding
OAK PARK UNIFIED SCHOOL DISTRICT          Bonds                                600,000  5.15%    5/1/2007        641,514
OAKLAND JOINT POWERS FINANCING AUTHORITY  Convention Centers; Series 2001      500,000  5.50%   10/1/2012        567,515
Orange County Local Transportation        Measure M Sales Tax Revenue
Authority                                 2nd Series, Series A                 325,000  5.00%   2/15/2009        354,806
ORANGE COUNTY LOCAL TRANSPORTATION        Measure M Sales Tax Revenue
AUTHORITY                                 Bonds; Series 1998 A                 500,000  5.50%   2/15/2007        535,360
                                          General Obligation Bonds;
PASADENA UNIFIED SCHOOL DISTRICT          Series B                             400,000  5.00%    7/1/2007        427,684
RANCHO MIRAGE JOINT POWERS FINANCING      Eisenhower Medical Center;
AUTHORITY                                 Series 1997A                         385,000  5.25%    7/1/2012        415,731
                                          Downtown Sacramento Project;
SACRAMENTO REDEVELOPMENT AGENCY           Series 1998C                         500,000  4.75%   11/1/2008        541,085
SAN DIEGO PUBLIC FACILITIES FINANCING     Sewer Revenue Refunding Bonds;
AUTHORITY                                 Series A                             500,000  5.10%   5/15/2010        535,695
                                          San Francisco International
                                          Airport Revenue Second; Series
SAN FRANCISCO AIRPORT COMMISSION          B                                    450,000  5.50%    5/1/2009        491,954
SAN FRANCISCO CITY & COUNTY PUBLIC        Water Revenue Refunding Bonds;
UTILITIES COMMISSION                      Series B                             500,000  5.00%   11/1/2013        546,660
                                          Civic Center Complex; 1996
SAN FRANCISCO STATE BUILDING AUTHORITY    Series A                             400,000  6.00%   12/1/2009        458,100
                                          Lease Revenue Bonds; Series
SAN JOSE FINANCING AUTHORITY              2001F                                480,000  4.50%    9/1/2009        515,174
                                          Limited Tax Bonds; 1993 Series
SAN MATEO COUNTY TRANSIT DISTRICT         A                                    300,000  5.00%    6/1/2011        330,957
                                          Lease Revenue Bonds; 2000
SANTA CLARA COUNTY FINANCING AUTHORITY    Series A                             400,000  5.50%   5/15/2010        447,540
                                          General Obligation Bonds;
SANTA ROSA HIGH SCHOOL DISTRICT           Series 2001                          390,000  4.63%    5/1/2008        418,236
                                          1997 General Obligation Bonds;
SARATOGA UNION SCHOOL DISTRICT            Series A                             600,000  4.90%    9/1/2009        653,472
SOUTHERN CALIFORNIA PUBLIC POWER          San Juan Power Project 2002
AUTHORITY                                 Refunding; Series A                  500,000  5.50%    1/1/2013        565,745
THE REGENTS OF THE UNIVERSITY OF          Hospital Revenue Bonds; Series
CALIFORNIA                                2000                                 500,000  4.38%   12/1/2009        534,525
THE REGENTS OF THE UNIVERSITY OF          Multiple Purpose Projects;
CALIFORNIA                                Series O                             500,000  5.75%    9/1/2010        569,860
                                          Public Fiancing Authority Tax
Walnut, City of                           Allocation                           500,000  5.38%    9/1/2013        555,900
                                                                                                         ---------------
                                                                                                              24,671,014   96.13%
                                                                                                         ---------------
VARIABLE RATE DEMAND NOTES**
                                          General Obligation;
IRVINE RANCH WATER DISTRICT               Consolidated Series 1993             100,000  1.64%   12/1/2004        100,000
                                          Special Assessment,
IRVINE RANCH WATER DISTRICT               Consolidated; Series 1985            200,000  1.64%   12/1/2004        200,000
                                          Hoag Memorial Hospital
                                          Presbyterian; Series 1996
NEWPORT BEACH                             Series A                             400,000  1.64%   12/1/2004        400,000
                                                                                                         ---------------
                                                                                                                 700,000    2.73%
                                                                                                         ---------------
TOTAL INVESTMENTS (COST $24,505,550)                                                                          25,371,014   98.86%
                                                                                                         ---------------
OTHER NET ASSETS                                                                                                 293,133    1.14%
                                                                                                         ---------------
NET ASSETS                                                                                                    25,664,147  100.00%
                                                                                                         ---------------

**    Stated maturity reflects next reset date

At 11/30/04, unrealized appreciation(depreciation) of securities is as follows:
Cost of Investments                                                                                         $ 24,505,550
Unrealized Appreciation                                                                                          903,538
Unrealized Depreciation                                                                                         (38,074)
                                                                                                         ---------------
Net Unrealized
Appreciation(Depreciation)                                                                                   $   865,464
                                                                                                         ---------------

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CALIFORNIA TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS, 11/30/04 (UNAUDITED)                                                                            Percent of
LONG TERM SECURITIES                                                         Par Value   Rate    Maturity          Value  Net Assets
                                          Public Improvement Project;
ANAHEIM PUBLIC FINANCING AUTHORITY        Series C                        $  2,250,000  6.00%    9/1/2012   $  2,618,955
                                          Water System Revenue Bonds,
CALIFORNIA DEPARTMENT OF WATER RESOURCES  Central Valley J-1; Prerefunded      625,000  7.00%   12/1/2011        770,300
                                          Water System Revenue Bonds,
CALIFORNIA DEPARTMENT OF WATER RESOURCES  Central Valley J-1; Unrefunded     1,695,000  7.00%   12/1/2011      2,077,748
                                          Water System Revenue Bonds,
CALIFORNIA DEPARTMENT OF WATER RESOURCES  Central Valley J-3; Prerefunded      765,000  7.00%   12/1/2011        942,847
                                          Water System Revenue Bonds,
CALIFORNIA DEPARTMENT OF WATER RESOURCES  Central Valley J-3; Unrefunded     2,070,000  7.00%   12/1/2011      2,537,427
CALIFORNIA EDUCATIONAL FACILITIES         Pomona College Refunding
AUTHORITY                                 Revenue Bonds; Series 1999         2,500,000  5.25%    1/1/2017      2,713,725
CALIFORNIA EDUCATIONAL FACILITIES         Stanford University Revenue
AUTHORITY                                 Bonds; Series P                    3,000,000  5.25%   12/1/2013      3,403,170
CALIFORNIA INFRASTRUCTURE & ECONOMIC      Asian Art Museum of San
DEVELOPMENT BANK                          Francisco; Series 2000             2,565,000  5.50%    6/1/2013      2,864,823
CALIFORNIA POLLUTION CONTROL FINANCING    San Diego Gas & Electric; 1996
AUTHORITY                                 Series A                           3,000,000  5.90%    6/1/2014      3,326,010
                                          Student Union Revenue Bonds;
CALIFORNIA POLYTECHNIC STATE UNIVERSITY   Series C                           2,390,000  5.63%    7/1/2026      2,605,721
California State Department               Federal Highway Grant
Transportation                            Anticipation Bonds; Series A       2,000,000  5.00%    2/1/2015      2,193,700
                                          CA State Prison--Imperial
CALIFORNIA STATE PUBLIC WORKS BOARD       County; 1991 Series A              2,500,000  6.50%    9/1/2017      2,959,475
                                          University of California
CALIFORNIA STATE PUBLIC WORKS BOARD       Projects; 1993 Series A            5,000,000  5.50%    6/1/2014      5,575,150
                                          UniHealth America;
CALIFORNIA STATEWIDE COMMUNITIES          Certificates of Participation;
DEVELOPMENT AUTHORITY                     1993 Series A                      1,005,000  5.50%   10/1/2014      1,136,655
CALIFORNIA, STATE OF                      General Obligation Bonds           3,000,000  6.25%    9/1/2012      3,438,390
                                          Water System Improvement
CASTAIC LAKE WATER AGENCY                 Projects; Series 1994A             2,090,000  7.25%    8/1/2009      2,483,735
CONTRA COSTA WATER DISTRICT               Water Revenue Bonds; Series E      2,000,000  6.25%   10/1/2012      2,301,820
                                          Water Facilities and
CUCAMONGA COUNTY WATER DISTRICT           Refinancing, 2001                  1,080,000  5.00%    9/1/2016      1,148,353
                                          Water Revenue Refunding Bonds;
EAST BAY MUNICIPAL UTILITY DISTRICT       Series 2001                        2,000,000  5.25%    6/1/2013      2,208,720
                                          Water Revenue Refunding Bonds;
EAST BAY MUNICIPAL UTILITY DISTRICT       Series 2001                        2,000,000  5.25%    6/1/2014      2,202,600
Elsinore Valley Municipal Water District  Certificates of Participation      1,000,000  6.00%    7/1/2012      1,162,880
GLENDALE UNIFIED SCHOOL DISTRICT          Series A                           1,000,000  5.75%    9/1/2017      1,100,610
                                          Refunding Revenue Bonds; 1998
GOLDEN WEST SCHOOLS FINANCING AUTHORITY   Series A                           1,090,000  6.60%    8/1/2016      1,307,924
                                          General Obligation Refunding
KERN HIGH SCHOOL DISTRICT                 Bonds; 1996 Series A               2,555,000  6.60%    8/1/2016      3,005,191
                                          Redevelopment Project Area
LA QUINTA REDEVELOPMENT AGENCY            No.2; Series 1994                  1,015,000  7.30%    9/1/2009      1,213,077
LOS ANGELES CONVENTION & EXHIBIT CENTER   Lease Revenue Bonds; 1993
AUTHORITY                                 Series A                           2,500,000  6.00%   8/15/2010      2,870,150
LOS ANGELES COUNTY METROPOLITAN           Sales Tax Revenue Refunding
TRANSPORTATION AUTHORITY                  Bonds; Series 2001-B               3,000,000  5.25%    7/1/2013      3,316,050
LOS ANGELES COUNTY PUBLIC WORKS           Regional Park and Open Space
FINANCING AUTHORITY                       District; Series A                 1,500,000  5.00%   10/1/2013      1,608,705
LOS ANGELES COUNTY TRANSPORTATION         Sales Tax Revenue Refunding
COMMISSION                                Bonds, 1991; Series B              3,540,000  6.50%    7/1/2010      4,135,074
                                          General Obligation Bonds; 1997
LOS ANGELES UNIFIED SCHOOL DISTRICT       Series A                           2,450,000  6.00%    7/1/2014      2,897,958
M-S-R PUBLIC POWER AGENCY SAN JUAN        San Juan Project Refunding
PROJECT REVENUE                           Revenue Bonds; Series F            1,500,000  6.13%    7/1/2013      1,739,940
                                          CA-Oregon Transmission
NORTHERN CALIFORNIA TRANSMISSION REVENUE  Project; 1990 Series A             1,000,000  7.00%    5/1/2013      1,213,200
                                          CA-Oregon Transmission
NORTHERN CALIFORNIA TRANSMISSION REVENUE  Project; 1993 Series A             2,500,000  5.30%    5/1/2009      2,757,625
                                          Central District Redevelopment
OAKLAND REDEVELOPMENT AGENCY              Project; Series 1992               2,000,000  5.50%    2/1/2014      2,277,500
ORANGE COUNTY LOCAL TRANSPORTATION        General Obligation Bonds; 1998
AUTHORITY                                 Series A                           1,050,000  5.50%   2/15/2011      1,182,930
                                          General Obligation Refunding
OXNARD SCHOOL DISTRICT                    Bonds; 1997                        1,485,000  5.63%    8/1/2014      1,713,304
RIVERSIDE COUNTY TRANSPORTATION
COMMISSION                                Revenue Bonds; 1993 Series A       1,000,000  5.75%    6/1/2007      1,084,710
RIVERSIDE COUNTY TRANSPORTATION
COMMISSION                                Revenue Bonds; 1993 Series A       2,000,000  5.75%    6/1/2009      2,253,380
                                          Refunding Revenue Bonds;
SACRAMENTO MUNICIPAL UTILITY DISTRICT     Series A                           4,000,000  6.25%   8/15/2010      4,574,280
SADDLEBACK VALLEY UNIFIED SCHOOL          Special Tax Revenue Bonds;
DISTRICT PUBLIC FIN  AUTH.                1996 Series A                      1,575,000  6.00%    9/1/2016      1,856,610
                                          Justice Center / Airport
SAN BERNARDINO, COUNTY OF                 Improvements; Series 2002A         2,890,000  5.00%    7/1/2016      3,139,002
SAN DIEGO, COUNTY OF                      2001 MTS Tower Refunding Bonds     1,000,000  5.25%   11/1/2014      1,105,400
SAN FRANCISCO BAY AREA RAPID TRANSIT      Sales Tax Revenue Refunding
DISTRICT                                  Bonds; Series 1990                 2,950,000  6.75%    7/1/2011      3,553,747
San Jose Redevelopment Agency Tax
Allocation                                Prerefunded Merged Area            1,315,000  6.00%    8/1/2010      1,520,692
San Jose Redevelopment Agency Tax
Allocation                                Unrefunded Balanced Merged Area    2,685,000  6.00%    8/1/2010      3,080,850
                                          General Obligation Bonds; 1998
SAN MARINO UNIFIED SCHOOL DISTRICT        Series B                           1,440,000  5.25%    7/1/2016      1,611,230
                                          General Obligation Bonds;
SANTA ANA UNIFIED SCHOOL DISTRICT         Series 2000                        2,500,000  5.70%    8/1/2022      2,793,600
                                          Lease Revenue Refunding Bonds;
SANTA CLARA COUNTY FINANCING AUTHORITY    1997 Series A                      1,750,000  5.75%  11/15/2013      2,022,125
                                          Lease Revenue Refunding Bonds;
SANTA CLARA COUNTY FINANCING AUTHORITY    1997 Series A                      2,000,000  6.00%  11/15/2012      2,339,200
                                          Bayshore North Project, 1992
SANTA CLARA REDEVELOPMENT AGENCY          Tax Allocation Refunding Bonds     4,000,000  7.00%    7/1/2010      4,591,080
                                          Improvement District; 1994
SANTA MARGARITA-DANA POINT AUTHORITY      Series A                           1,045,000  7.25%    8/1/2010      1,264,711
                                          Certificates of Participation;
SONOMA, COUNTY OF                         2002 Series A                      1,815,000  5.00%  11/15/2012      1,997,898
SOUTH COAST AIR QUALITY MANAGEMENT        Installment Sale Revenue
DISTRICT                                  Bonds; Series 1992                 2,400,000  6.00%    8/1/2011      2,781,072
SOUTHERN CALIFORNIA PUBLIC POWER          Multiple Project Revenue
AUTHORITY                                 Bonds; Series 1989                 3,585,000  6.75%    7/1/2013      4,289,560
THE REGENTS OF THE UNIVERSITY OF          Commercial Paper Notes; Series
CALIFORNIA                                A                                  1,000,000  5.00%   5/15/2008      1,085,300
THE REGENTS OF THE UNIVERSITY OF          UC San Diego Medical Center;
CALIFORNIA                                Series 2000                        2,500,000  5.13%   12/1/2016      2,670,025
                                          Revenue Refunding Bonds;
TURLOCK IRRIGATION DISTRICT               Series A                           2,000,000  6.25%    1/1/2012      2,287,100
                                                                                                         ---------------
                                                                                                             134,913,015   93.08%
                                                                                                         ---------------
VARIABLE RATE DEMAND NOTES**
CALIFORNIA STATEWIDE COMMUNITIES          John Muir/Mt. Diablo Health
DEVELOPMENT AUTHORITY                     System                             1,000,000  1.63%   8/15/2027      1,000,000
California, State of                      General Obligation; Series A         900,000  1.62%    5/1/2033        900,000
                                          Consolidated Refunding Series
IRVINE RANCH WATER DISTRICT               1993-A                             1,100,000  1.63%    5/1/2009      1,100,000
                                          Special Assessment,
IRVINE RANCH WATER DISTRICT               Consolidated; Series 1985            300,000  1.64%   10/1/2010        300,000
IRVINE, CITY OF                           Assessment District 93-14            700,000  1.62%    9/2/2025        700,000
METROPOLITAN WATER DISTRICT OF SOUTHERN   Water Revenue Bonds; Series
CALIFORNIA                                2000 B-3                           2,600,000  1.62%    7/1/2035      2,600,000
                                          Hoag Memorial Hospital
                                          Presbyterian, Series 1996
NEWPORT BEACH                             Series B                             700,000  1.64%   10/1/2026        700,000
                                          Hoag Memorial Hospital
                                          Presbyterian; Series 1996
NEWPORT BEACH                             Series A                             900,000  1.64%   10/1/2026        900,000
                                          Hoag Memorial Hospital
NEWPORT BEACH, CITY OF                    Presbyterian; Series C             2,550,000  1.64%   10/1/2026      2,550,000
                                                                                                         ---------------
                                                                                                              10,750,000    7.42%
                                                                                                         ---------------
TOTAL INVESTMENTS (COST $131,647,072)                                                                        145,663,015  100.50%
                                                                                                         ---------------
OTHER NET LIABILITIES                                                                                          (724,815)   -0.50%
                                                                                                         ---------------
NET ASSETS                                                                                                   144,938,200  100.00%
                                                                                                         ---------------

**    Stated maturity reflects next reset date

At 11/30/04, unrealized appreciation(depreciation) of securities is as follows:
Cost of Investments                                                                                        $ 131,647,072
Unrealized Appreciation                                                                                       14,052,916
Unrealized Depreciation                                                                                         (36,973)
                                                                                                         ---------------
Net Unrealized
Appreciation(Depreciation)                                                                                  $ 14,015,943
                                                                                                         ---------------

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Company Name

By /s/ Steve C. Rogers
-------------------------------------
       Steve C. Rogers,
President (as Principal Executive Officer)

Date January 31, 2005
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Steve C. Rogers
-------------------------------------
       Steve C. Rogers,
President (as Principal Executive Officer)

Date January 31, 2005
-------------------------------------


By /s/ Christopher P. Browne
-------------------------------------
       Christopher P. Browne
Treasurer (as Principal Financial Officer)

Date January 31,2005
-------------------------------------